CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (57,457)	$ (71,728)	$ (96,712)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	232	284	309
Change in fair value of derivative liability	7,117	(2,782)	684
Change in fair value of warrant liability		300	(413)
Loss on extinguishment of debt		22,700
Amortization of debt discount	240	3,006	12,278
Non-cash interest expense	351	1,731	7,070
Share-based compensation	4,224	3,244	1,277
Loss on disposal of asset	43
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(622)	1,214	(625)
Accounts payable	(6,140)	(1,503)	3,568
Accrued expenses, accrued interest payable and other current liabilities	(1,527)	(4,450)	486
Net cash used in operating activities	(53,539)	(47,984)	(72,078)
Cash flows from investing activities:
Purchase of property and equipment	(35)	(130)	(12)
Payment for security deposit	(25)
Net cash used in investing activities	(60)	(130)	(12)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable to MVIL			25,000
Proceeds from issuance of convertible notes payable		5,000	50,000
Proceeds from term debt issuance			5,000
Proceeds from issuance of ordinary shares, net of issuance costs	23,437	8,913
Proceeds from development funding agreement	20,000
Proceeds from issuance from the IPO, net of commissions		79,105
Payment of term debt issuance costs		(85)
Payment of convertible debt issuance costs			(56)
Payment of offering costs	(337)	(2,151)	(446)
Principal payments on term debt	(7,482)	(2,805)	(687)
Proceeds from exercise of share options and warrant		50	15
Net cash provided by financing activities	35,618	88,027	78,826
Net increase (decrease) in cash and cash equivalents	(17,981)	39,913	6,736
Cash and cash equivalents, beginning of period	50,768	10,855	4,119
Cash and cash equivalents, end of period	32,787	50,768	10,855
Supplemental disclosure of noncash investing and financing activity:
Commitment shares issued to Lincoln Park	368
Issuance cost in accounts payable	147
Fair value of derivatives recorded in connection with the 2018 MVIL Note and 2018 New Investor Notes		1,256	35,884
Conversion of convertible preferred shares into ordinary shares		211,377
Conversion of convertible notes and accrued interest into ordinary shares		175,210
Reclassification of deferred offering cost to additional paid-in capital		447
Reclassification of warrant liability to equity		400
Noncash conversion of accrued interest due to MVIL into new convertible notes payable to MVIL			2,357
Deferred offering costs included in accrued expenses			879
Supplemental cash flow information-cash paid for interest	$ 1,195	$ 1,918	$ 1,950